Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 3,872	$ 3,577	$ 10,735	$ 11,925
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income		(85)	(247)	527	(1,392)
Provision for credit losses recognized in income		(3)	(2)	(3)	(13)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income		(21)	(5)	(134)	(34)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income		(109)	(254)	390	(1,439)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)		(1,878)	(459)	(1,296)	1,213
Net foreign currency translation gains (losses) from hedging activities		722	213	175	(157)
Reclassification of losses (gains) on foreign currency translation to income		(160)		(160)	(18)
Reclassification of losses (gains) on net investment hedging activities to income		146		146	17
Foreign currency translation adjustments		(1,170)	(246)	(1,135)	1,055
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		10	(296)	(581)	671
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income		(7)	46	79	194
Net change in cash flow hedges		3	(250)	(502)	865
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	[1]	147	(319)	(212)	729
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss		(388)	324	(875)	1,357
Net gains (losses) on equity securities designated at fair value through other comprehensive income			10	18	53
Total items that will not be reclassified subsequently to income		(241)	15	(1,069)	2,139
Total other comprehensive income (loss), net of taxes		(1,517)	(735)	(2,316)	2,620
Total comprehensive income (loss)		2,355	2,842	8,419	14,545
Total comprehensive income attributable to:
Shareholders		2,356	2,841	8,417	14,536
Non-controlling interests		(1)	1	2	9
Total comprehensive income (loss)		2,355	2,842	8,419	14,545
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income		(71)	(20)	120	(388)
Provision for credit losses recognized in income		(1)			(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income		(8)	(3)	(38)	(7)
Unrealized foreign currency translation gains (losses)		(1)
Net foreign currency translation gains (losses) from hedging activities		267	75	203	(43)
Reclassification of losses (gains) on net investment hedging activities to income		45		45	6
Net gains (losses) on derivatives designated as cash flow hedges		10	(112)	(130)	251
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income		(2)	17	32	70
Remeasurement gains (losses) on employee benefit plans		55	(115)	(17)	252
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss		(150)	114	(337)	480
Net gains (losses) on equity securities designated at fair value through other comprehensive income		(1)	(7)	14	(8)
Total income tax expenses (recoveries)		$ 143	$ (51)	$ (108)	$ 611

[1]	Includes $(9) million that was reclassified from other comprehensive income to retained earnings.